Stockholders' Equity - Purchase of Treasury Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018	Feb. 26, 2018
Equity, Class of Treasury Stock [Line Items]
Number of shares authorized to be repurchased	3,000,000
Treasury stock purchases (in shares)	500,000	1,381,137
Treasury stock purchases	$ 3,728	$ 14,282	$ 2,769
Share Repurchase Program 2018
Equity, Class of Treasury Stock [Line Items]
Number of shares authorized to be repurchased				1,500,000
Share Repurchase Program 2019
Equity, Class of Treasury Stock [Line Items]
Number of shares authorized to be repurchased		1,500,000